LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of components of lease costs

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating lease costs	72,244	53,172	58,373	7,997
Short-term lease costs	15,493	46,220	29,478	4,038
Finance lease costs:
Depreciation of finance lease assets	9,204	22,361	120,848	16,556
Interest on finance lease liabilities	5,491	15,563	34,717	4,756
Variable lease payments	7,237	23,054	15,491	2,123
Total finance lease costs	21,932	60,978	171,056	23,435

Schedule of other information related to the leases

	As at December 31
	2022		2023		2024
Weighted-average remaining lease term:
Operating leases	7.7	years	9.5	years	9.4	years
Finance leases	9.3	years	7.8	years	3.8	years

Weighted-average discount rate:
Operating leases	5.88%		5.88%		5.66%
Finance leases	5.90%		5.84%		5.02%

Schedule of cash paid for amounts included in measurement of lease liabilities

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash payments for operating leases	47,385	53,086	61,974	8,490
Cash payments for finance leases	—	13,308	137,656	18,859

Schedule of lease assets obtained in exchange for lease obligations

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating leases	47,288	11,016	25,829	3,539
Finance leases	175,324	169,350	911,216	124,836

Schedule of undiscounted future minimum payments under the operating and financing lease liabilities and reconciliation to the operating and financing lease liabilities

	Operating lease		Finance lease
	RMB	US$	RMB	US$
2025	62,589	8,575	491,144	67,286
2026	23,406	3,207	372,861	51,082
2027	12,456	1,706	151,482	20,753
2028	10,118	1,386	99,022	13,566
2029 and thereafter	42,296	5,795	171,240	23,460
Total future lease payments	150,865	20,669	1,285,749	176,147
Less: imputed interest	(23,852)	(3,269)	(103,788)	(14,219)
Total lease liability balance	127,013	17,400	1,181,961	161,928